Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2023	2024
	US$	US$
Wages and bonus	37,881	45,478
Dividends	50,838	51,365
License fees and royalties	9,922	9,739
Research and development payable	15,953	10,733
Fixture	2,228	1,450
Lease liabilities – current portion	2,343	2,528
Equipment	1,523	2,308
Professional fees	8,380	11,316
Contract liabilities	3,660	5,032
Construction payment due	2,778	2,373
Others	10,845	20,334

	146,351	162,656